Schedule of other financial liabilities (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Other Financial Liabilities
Share warrants (refer to note 7)				₨ 436
Deposits*	[1]			269,844
Non-current				270,280
Due to employees			120,756	62,230
Share warrants (refer to note 7)				31,955
Deposits*	[1]		308,701
Total		$ 5,660	₨ 429,457	₨ 94,185

[1]	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognised at fair value. The difference between the deposit received and fair value initially recognised is treated as deferred consideration under Note 37. Deposits are subsequently measured at amortised cost and unwinding is recognised under finance cost. The deferred consideration recognised is amortised over the tenure of deposit on straight line basis and amortisation is recognised as revenue.